Trade and Other Receivables (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Receivables [Abstract]
Trade receivables	¥ 660,999	¥ 369,652
Other receivables	84,226	59,414
Impairment loss allowance	(3,318)	(8,819)
Trade and other current receivables	¥ 741,907	¥ 420,247